Note 9 - Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2017	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		$ 3,424	$ (5,673)	$ (765)
Income Tax Expense (Benefit)		0	117	0
Income Tax Jurisdiction, Foreign [Member]
Utilized the unrecognized net losses in prior years		(36)	0	0
Inland Revenue, Hong Kong [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		$ 5,172	$ (3,154)	$ (759)
Federal statutory tax rate		8.25%	16.50%	16.50%
Income tax at federal statutory tax rate		$ 36	$ 0	$ 0
Tax effect of prior-year tax filing difference		0	117	0
Income Tax Expense (Benefit)		0	117	0
Inland Revenue, Hong Kong [Member] | Income Tax Jurisdiction, Foreign [Member]
Federal statutory tax rate	16.50%
Income Tax Expense (Benefit)		0	117	0
Internal Revenue Service (IRS) [Member]
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		$ 120	$ (305)	$ (6)
Federal statutory tax rate		21.00%	21.00%	21.00%
Income tax at federal statutory tax rate		$ 25	$ 0	$ 0
Utilized the unrecognized net losses in prior years		(25)	0	0
Income Tax Expense (Benefit)		$ 0	$ 0	$ 0